Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Aug. 29, 2016
AllianzGI Emerging Markets Opportunities Fund | A
Prospectus:
Trading Symbol	AOTAX
AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
AllianzGI Emerging Markets Opportunities Fund | Institutional
Prospectus:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | P
Prospectus:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | R6
Prospectus:
Trading Symbol	AEMOX
AllianzGI Focused Growth Fund | A
Prospectus:
Trading Symbol	PGWAX
AllianzGI Focused Growth Fund | Administrative
Prospectus:
Trading Symbol	PGFAX
AllianzGI Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
AllianzGI Focused Growth Fund | Institutional
Prospectus:
Trading Symbol	PGFIX
AllianzGI Focused Growth Fund | R
Prospectus:
Trading Symbol	PPGRX
AllianzGI Focused Growth Fund | P
Prospectus:
Trading Symbol	AOGPX
AllianzGI Focused Growth Fund | R6
Prospectus:
Trading Symbol	AFGFX
AllianzGI Global Natural Resources Fund | Institutional
Prospectus:
Trading Symbol	RGLIX
AllianzGI Global Natural Resources Fund | A
Prospectus:
Trading Symbol	ARMAX
AllianzGI Global Natural Resources Fund | C
Prospectus:
Trading Symbol	ARMCX
AllianzGI Global Natural Resources Fund | P
Prospectus:
Trading Symbol	APGPX
AllianzGI Global Small-Cap Fund | A
Prospectus:
Trading Symbol	RGSAX
AllianzGI Global Small-Cap Fund | C
Prospectus:
Trading Symbol	RGSCX
AllianzGI Global Small-Cap Fund | Institutional
Prospectus:
Trading Symbol	DGSCX
AllianzGI Global Small-Cap Fund | P
Prospectus:
Trading Symbol	ARSPX
AllianzGI Health Sciences Fund | A
Prospectus:
Trading Symbol	RAGHX
AllianzGI Health Sciences Fund | C
Prospectus:
Trading Symbol	RCGHX
AllianzGI Health Sciences Fund | Institutional Class
Prospectus:
Trading Symbol	HLHIX
AllianzGI Income & Growth Fund | Class A
Prospectus:
Trading Symbol	AZNAX
AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
AllianzGI Income & Growth Fund | Institutional Class
Prospectus:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | P
Prospectus:
Trading Symbol	AIGPX
AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
AllianzGI Mid-Cap Fund | A
Prospectus:
Trading Symbol	RMDAX
AllianzGI Mid-Cap Fund | Administrative
Prospectus:
Trading Symbol	DRMAX
AllianzGI Mid-Cap Fund | C
Prospectus:
Trading Symbol	RMDCX
AllianzGI Mid-Cap Fund | Institutional
Prospectus:
Trading Symbol	DRMCX
AllianzGI Mid-Cap Fund | R
Prospectus:
Trading Symbol	PRMRX
AllianzGI Mid-Cap Fund | Class P
Prospectus:
Trading Symbol	ARMPX
AllianzGI NFJ Dividend Value Fund | Administrative
Prospectus:
Trading Symbol	ANDAX
AllianzGI NFJ Dividend Value Fund | A
Prospectus:
Trading Symbol	PNEAX
AllianzGI NFJ Dividend Value Fund | C
Prospectus:
Trading Symbol	PNECX
AllianzGI NFJ Dividend Value Fund | Institutional
Prospectus:
Trading Symbol	NFJEX
AllianzGI NFJ Dividend Value Fund | R
Prospectus:
Trading Symbol	PNERX
AllianzGI NFJ Dividend Value Fund | P
Prospectus:
Trading Symbol	ADJPX
AllianzGI NFJ Dividend Value Fund | R6
Prospectus:
Trading Symbol	ANDVX
AllianzGI NFJ International Value Fund | A
Prospectus:
Trading Symbol	AFJAX
AllianzGI NFJ International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
AllianzGI NFJ International Value Fund | Institutional
Prospectus:
Trading Symbol	ANJIX
AllianzGI NFJ International Value Fund | P
Prospectus:
Trading Symbol	AFVPX
AllianzGI NFJ International Value Fund | Administrative
Prospectus:
Trading Symbol	AIVAX
AllianzGI NFJ International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
AllianzGI NFJ International Value Fund | R6
Prospectus:
Trading Symbol	ANAVX
AllianzGI NFJ Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
AllianzGI NFJ Large-Cap Value Fund | A
Prospectus:
Trading Symbol	PNBAX
AllianzGI NFJ Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
AllianzGI NFJ Large-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	ANVIX
AllianzGI NFJ Large-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	ALNFX
AllianzGI NFJ Large-Cap Value Fund | P
Prospectus:
Trading Symbol	ALCPX
AllianzGI NFJ Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI NFJ Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX
AllianzGI NFJ Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI Small-Cap Blend Fund | Class A
Prospectus:
Trading Symbol	AZBAX
AllianzGI Small-Cap Blend Fund | Class C
Prospectus:
Trading Symbol	AZBCX
AllianzGI Small-Cap Blend Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
AllianzGI Small-Cap Blend Fund | Class P
Prospectus:
Trading Symbol	AZBPX
AllianzGI Technology Fund | A
Prospectus:
Trading Symbol	RAGTX
AllianzGI Technology Fund | Administrative
Prospectus:
Trading Symbol	DGTAX
AllianzGI Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
AllianzGI Technology Fund | Institutional
Prospectus:
Trading Symbol	DRGTX
AllianzGI Technology Fund | P
Prospectus:
Trading Symbol	ARTPX